NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Chief Executive Officer [Member] | Convertible Debt [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Conversion price (in Dollars per share)	$ 0.25		$ 0.25	$ 0.25
Chief Executive Officer [Member] | Convertible Debt [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Conversion price (in Dollars per share)	$ 0.25		$ 0.25	$ 0.25
Chief Executive Officer [Member] | Convertible Debt [Member] | Interest Rate as of July 1, 2014 [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Interest Rate	1.90%		1.90%
Chief Executive Officer [Member] | Convertible Debt [Member] | Interest Rate as of November 17, 2014 [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Interest Rate	0.00%		0.00%
Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Amount	$ 4,500		$ 4,500	$ 4,500
Due			No due date	No due date
Notes	Twenty-nine		Twenty-nine	Twenty-nine
Interest Rate	8.00%		8.00%	8.00%
Dated			Nov. 01, 2006	Nov. 01, 2006
Accrued Interest			$ 5,189
Interest	$ 0
Shareholder [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Amount	$ 1,500,000		$ 1,500,000
Due			August 15, 2017	August 15, 2017
Due	Aug. 15, 2017
Notes	Four		Four
Interest Rate	0.00%
Interest Rate	21.00%		21.00%
Vehicles [Member] | Capital Lease Obligations [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Lease Payments	$ 609		$ 6,928
Vehicles [Member] | Capital Lease Obligations [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Lease Payments	$ 5		$ 440
Vehicles [Member] | Capital Lease Obligations [Member] | Capital Lease at 2.32% to 7.5% [Member] | Maximum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Interest Rate	7.50%		7.50%
Vehicles [Member] | Capital Lease Obligations [Member] | Capital Lease at 2.32% to 7.5% [Member] | Minimum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Interest Rate	2.32%		2.32%
Vehicles [Member] | Capital Lease Obligations [Member] | Capital Lease at 2.32% to 7.5% [Member] | Redcution to Capital Lease Obligations [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Capital Lease Obligations			$ 24,565
Vehicles [Member] | Capital Lease Obligations [Member] | Capital Lease at 2.32% to 7.5% [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Secured by	Vehicles
Due	Dec. 01, 2015		Dec. 01, 2015
Lease Payments	$ 59,458		$ 54,018
Interest	$ 4,709		6,023
Capital Lease Obligations			$ 85,464
Vehicles [Member] | Capital Lease Obligations [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Due	January 2015
Interest Rate	9.96%		9.96%	9.96%
Monthly Installments	$ 614		$ 614	$ 614
Payments			January 2015	January 2015
Lease Payments	614		$ 7,368
Vehicles [Member] | Secured Debt [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Lease Payments	1,505		5,721
Vehicles [Member] | Secured Debt [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Lease Payments	$ 52		$ 510
Vehicles [Member] | Secured Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Due	June 2015
Interest Rate	8.26%		8.26%
Monthly Installments	$ 519		$ 519
Lease Payments	1,558		6,232
Equipment [Member] | Capital Lease Obligations [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments			$ 12,438
Secured by			Equipment
Due			Nov. 09, 2014
Interest Rate			20.35%
Interest			$ 747
Notes Payable to Banks [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments	166,667		666,667
Notes Payable to Banks [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments	$ 2,801		$ 32,376
Notes Payable to Banks [Member] | London Interbank Offered Rate (LIBOR) [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Interest	4.75%		4.75%	4.75%
Notes Payable to Banks [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Amount	$ 1,000,000		$ 1,000,000	$ 1,000,000
Payments	55,556		55,556	55,556
Payments			660,439	660,439
Working Capital	$ 339,561		$ 339,561	$ 339,561
Secured by	first priority perfected security interest in all personal property of the Company		first priority perfected security interest in all personal property of the Company	first priority perfected security interest in all personal property of the Company
Due	May 26, 2015		May 26, 2015	May 26, 2015
Convertible Notes Payable [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments			$ 20,000
Conversion price (in Dollars per share)	$ 0.25		$ 0.25	$ 0.25
Converted			$ 120,583
Converted, Shares (in Shares)			482,332
Convertible Notes Payable [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments			$ 52,319
Conversion price (in Dollars per share)			$ 0.25	$ 0.25
Converted			$ 10,357
Converted, Shares (in Shares)			41,428
Convertible Notes Payable [Member] | Discount on Previous Notes [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Discount charged			$ 371,811
Convertible Notes Payable [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Secured by			subordinated interest in a majority of the Company's assets	subordinated interest in a majority of the Company's assets
Due	Jan. 01, 2016		Dec. 31, 2015
Notes	18		18	18
Interest Rate	1.90%		1.90%	1.90%
Beneficial conversion feature discount	$ 732,565		$ 732,565
Discount charged	99,157		$ 335,887
Interest	$ 3,068
Financial Guarantee [Member] | Secured Debt [Member] | Prime Rate [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Interest	2.00%		2.00%
Financial Guarantee [Member] | Secured Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments	$ 5,582		$ 5,493
Secured by	all assets of The Fresh Diet, the life insurance policies maintained on two of the shareholders of the Company, and personally guaranteed by these shareholders		all assets of The Fresh Diet, the life insurance policies maintained on two of the shareholders of the Company
Due	Oct. 01, 2019		Oct. 01, 2019
Interest Rate			5.25%
Personally guaranteed by			shareholders
Interest	$ 1,581		$ 2,256
Mortgages [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments	13,650		54,600
Mortgages [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments	$ 3,536		$ 15,444
Mortgages [Member] | London Interbank Offered Rate (LIBOR) [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Interest	3.00%		3.00%	3.00%
Mortgages [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Amount	$ 546,000		$ 546,000	$ 546,000
Payments	$ 4,550		$ 4,550	$ 4,550
Due	March 2018		March 2018	March 2018
Convertible Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Amount	$ 200,000		$ 200,000
Due	Jun. 30, 2016
Interest Rate	1.00%		1.00%
Conversion price (in Dollars per share)	$ 1.54		$ 1.54
Accrued Interest	$ 659,252		$ 1,000
Principal Due	100,000		100,000
Interest	500
Notes Payable, Other Payables [Member] | Diet at Your Doorstep [Member] | Maximum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments	40,000		40,000
Notes Payable, Other Payables [Member] | Diet at Your Doorstep [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments	$ 0		$ 159
Due	May 01, 2015
Payments	quarterly payments in the form of 10% of revenue attributed to sales to customers who transition to The Fresh Diet's meal plans		10% of revenue attributed to sales to customers who transition to the Fresh Diet's meal plans
Notes Payable, Other Payables [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Amount	$ 699,970		$ 699,970
Due	Aug. 17, 2017		Aug. 17, 2017
Notes	Two		Two
Interest Rate	4.00%		4.00%
Accrued Interest			$ 10,695
Interest Rate	21.00%		21.00%
Interest	$ 7,000
Secured Debt [Member] | Note Payable, Due October 1, 2019 [Member] | Prime Rate [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Interest	1.75%		1.75%
Secured Debt [Member] | Note Payable, Due October 1, 2019 [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments	$ 23,926		$ 23,558
Secured by	all assets of The Fresh Diet		all assets of The Fresh Diet and personally guaranteed by the spouse of one of its officers
Due	Dec. 20, 2017		Dec. 20, 2017
Interest Rate			5.00%
Interest	$ 3,806		$ 5,616
Line of Credit [Member] | Prime Rate [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Interest	2.00%		2.00%
Line of Credit [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Secured by	all corporate assets of The Fresh Diet and by a condominium owned by one of the former shareholders of The Fresh Diet		all corporate assets and by a condominium owned by one of the shareholders
Interest	$ 984		$ 1,334
Line of credit	75,000		75,000
Unsecured Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Payments	$ 3,195		1,065
Payments			$ 4,260
Due	Nov. 20, 2017		Nov. 20, 2017
Interest Rate	0.00%		0.00%
Monthly Installments	$ 1,065
Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (Parentheticals) [Line Items]
Conversion price (in Dollars per share)	$ 0.25		$ 0.25
Converted, Shares (in Shares)			363,936
Accrued Interest	$ 31,795		$ 1,000	$ 720,189
Payments	215,133	$ 183,370	$ 816,522	$ 511,543
Converted		$ 90,089
Converted, Shares (in Shares)		360,354	846,263	332,282
Beneficial conversion feature discount			$ 732,565
Discount charged	99,157	$ 260,035	707,698	$ 2,322,909
Lease Payments	59,459		119,921
Accrued Interest	$ 660,752		$ 681,979